DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	383	486
Total long-term derivative assets	408	562
Total current derivative liabilities	(1,075)	(880)
Total long-term derivative liabilities	(763)	(557)
Total net financial asset/(liability)	(1,047)	(389)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(180)	469
Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(957)	(947)
Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	90	89
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	402	509
Current derivative assets, Effects of Netting	(19)	(23)
Total current derivative assets	383	486
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	354	480
Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	32	14
Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	16	15
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	416	580
Long-term derivative assets, Effects of Netting	(8)	(18)
Total long-term derivative assets	408	562
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	298	470
Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	39	31
Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	79	79
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(1,094)	(903)
Current derivative liabilities, Effects of Netting	19	23
Total current derivative liabilities	(1,075)	(880)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(406)	(390)
Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(688)	(513)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(771)	(575)
Long-term derivative liabilities, Effects of Netting	8	18
Total long-term derivative liabilities	(763)	(557)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(426)	(91)
Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(340)	(479)
Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)	(5)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	230	334
Total long-term derivative assets	315	297
Total current derivative liabilities	(105)	(279)
Total long-term derivative liabilities	(69)	(91)
Total net financial asset/(liability)	371	261
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	312	192
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(31)	(20)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	90	89
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	230	334
Total current derivative assets	230	334
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	210	315
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	4
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	16	15
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	315	297
Total long-term derivative assets	315	297
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	225	203
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	11	15
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	79	79
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(105)	(279)
Total current derivative liabilities	(105)	(279)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(100)	(275)
Foreign exchange contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(5)	(4)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(91)
Total long-term derivative liabilities	(69)	(91)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(23)	(51)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(41)	(35)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(5)	(5)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	16	8
Total long-term derivative assets	30	22
Total current derivative liabilities	(673)	(481)
Total long-term derivative liabilities	(305)	(432)
Total net financial asset/(liability)	(932)	(883)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	6	8
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(938)	(891)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	18	12
Current derivative assets, Effects of Netting	(2)	(4)
Total current derivative assets	16	8
Interest rate contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	11	12
Interest rate contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	7
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	33	25
Long-term derivative assets, Effects of Netting	(3)	(3)
Total long-term derivative assets	30	22
Interest rate contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	12	24
Interest rate contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	21	1
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(675)	(485)
Current derivative liabilities, Effects of Netting	2	4
Total current derivative liabilities	(673)	(481)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2)	(8)
Interest rate contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(673)	(477)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(308)	(435)
Long-term derivative liabilities, Effects of Netting	3	3
Total long-term derivative liabilities	(305)	(432)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(15)	(20)
Interest rate contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(293)	(415)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	128	134
Total long-term derivative assets	60	238
Total current derivative liabilities	(297)	(120)
Total long-term derivative liabilities	(389)	(34)
Total net financial asset/(liability)	(498)	218
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(505)	260
Commodity contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	7	(42)
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	145	153
Current derivative assets, Effects of Netting	(17)	(19)
Total current derivative assets	128	134
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	127	146
Commodity contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	18	7
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	65	253
Long-term derivative assets, Effects of Netting	(5)	(15)
Total long-term derivative assets	60	238
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	60	241
Commodity contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	5	12
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(314)	(139)
Current derivative liabilities, Effects of Netting	17	19
Total current derivative liabilities	(297)	(120)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(304)	(107)
Commodity contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(10)	(32)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(394)	(49)
Long-term derivative liabilities, Effects of Netting	5	15
Total long-term derivative liabilities	(389)	(34)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(388)	(20)
Commodity contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(6)	(29)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	9	10
Total long-term derivative assets	3	5
Total net financial asset/(liability)	12	15
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	7	9
Other contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	5	6
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	9	10
Total current derivative assets	9	10
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	6	7
Other contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	3	3
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	3	5
Total long-term derivative assets	3	5
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	1	2
Other contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	2	3